Transamerica Floating Rate

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 5.6%
Commercial Services & Supplies - 1.3%
Garda World Security Corp.
4.63%, 02/15/2027 (A)	$ 500,000	$ 513,710
GFL Environmental, Inc.
4.25%, 06/01/2025 (A)	640,000	665,600

		1,179,310

Communications Equipment - 0.5%
CommScope, Inc.
5.50%, 03/01/2024 (A)	400,000	415,408

Construction & Engineering - 0.5%
PowerTeam Services LLC
9.03%, 12/04/2025 (A)	417,000	441,707

Containers & Packaging - 0.9%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
3-Month LIBOR + 3.50%, 3.78% (B), 07/15/2021 (A)	750,000	750,000

Health Care Providers & Services - 1.2%
LifePoint Health, Inc.
6.75%, 04/15/2025 (A)	500,000	538,750
Tenet Healthcare Corp.
4.63%, 09/01/2024 - 06/15/2028 (A)	500,000	517,090

		1,055,840

IT Services - 0.6%
Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
5.75%, 06/01/2025 (A)	500,000	526,250

Machinery - 0.2%
Clark Equipment Co.
5.88%, 06/01/2025 (A)	200,000	210,250

Media - 0.4%
Univision Communications, Inc.
6.63%, 06/01/2027 (A)	333,000	333,933

Total Corporate Debt Securities (Cost $4,771,921)		4,912,698

LOAN ASSIGNMENTS - 84.9%
Aerospace & Defense - 0.4%
Avolon TLB Borrower 1 LLC
Term Loan B3,
1-Month LIBOR + 1.75%, 2.50% (B), 01/15/2025	246,256	234,713
Term Loan B4,
1-Month LIBOR + 1.50%, 2.25% (B), 02/12/2027	99,750	93,017

		327,730

	Principal	Value
LOAN ASSIGNMENTS (continued)
Airlines - 0.4%
Kestrel Bidco, Inc.
Term Loan B,
6-Month LIBOR + 3.00%, 4.00% (B), 12/11/2026	$ 422,065	$ 306,102

Auto Components - 0.7%
Mavis Tire Express Services Corp.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 3.56% (B), 03/20/2025	617,596	568,189

Automobiles - 0.7%
Thor Industries, Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 3.94% (B), 02/01/2026	588,695	578,393

Beverages - 0.5%
Blue Ribbon LLC
Term Loan,
1-Month LIBOR + 4.00%, 3-Month LIBOR + 4.00%, 5.00% (B), 11/15/2021	484,234	435,811

Building Products - 1.4%
NCI Building Systems, Inc.
Term Loan,
1-Month LIBOR + 3.75%, 3.93% (B), 04/12/2025	595,987	583,074
VT Topco, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 3.66% (B), 08/01/2025	675,965	615,128

		1,198,202

Capital Markets - 2.2%
Blucora, Inc.
Term Loan B,
6-Month LIBOR + 4.00%, 5.00% (B), 05/22/2024	678,851	673,759
Deerfield Dakota Holding LLC
Term Loan B,
1-Month LIBOR + 3.75%, 4.75% (B), 04/09/2027	525,000	516,469
Kingpin Intermediate Holdings LLC
Term Loan B,
1-Month LIBOR + 3.50%, 4.50% (B), 07/03/2024 (C)	379,749	303,641
RPI Intermediate Finance Trust
Term Loan B1,
1-Month LIBOR + 1.75%, 1.91% (B), 02/11/2027	190,565	187,735
Victory Capital Holdings, Inc.
Term Loan B1,
3-Month LIBOR + 2.50%, 2.80% (B), 07/01/2026	248,717	243,898

		1,925,502

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Chemicals - 1.8%
Minerals Technologies, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 3-Month LIBOR + 2.25%, 3.00% (B), 02/14/2024 (C) (D)	$ 0	$ 0
Polymer Process Holdings, Inc.
Term Loan,
1-Month LIBOR + 6.00%, 6.18% (B), 05/01/2026	891,000	815,265
VAC Germany Holdings GmbH
Term Loan B,
3-Month LIBOR + 4.00%, 5.00% (B), 03/08/2025	1,124,125	786,887

		1,602,152

Commercial Services & Supplies - 4.4%
Advanced Disposal Services, Inc.
Term Loan B3,
1-Week LIBOR + 2.25%, 3.00% (B), 11/10/2023	601,180	597,924
Aramark Services, Inc.
Term Loan B4,
1-Month LIBOR + 1.75%, 1.91% (B), 01/15/2027	149,625	141,894
BIFM Buyer, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 4.11% (B), 06/01/2026	493,759	481,415
Cardtronics USA, Inc.
Term Loan B,
1-Month LIBOR + 4.00%, 5.00% (B), 06/25/2027	125,000	124,167
Creative Artists Agency LLC
Term Loan B1,
1-Month LIBOR + 4.25%, 5.25% (B), 11/27/2026	300,000	284,250
Fly Funding II SARL
Term Loan B,
3-Month LIBOR + 1.75%, 2.20% (B), 08/11/2025	385,392	327,583
GFL Environmental, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 3-Month LIBOR + 3.00%, 4.00% (B), 05/30/2025	636,329	632,529
Harsco Corp.
Term Loan B1,
1-Month LIBOR + 2.25%, 3.25% (B), 12/06/2024	95,408	94,454

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC
Term Loan B1,
1-Month LIBOR + 3.25%, 6-Month LIBOR + 3.25%, 12-Month LIBOR + 3.25%, 4.25% (B), 09/23/2026	$ 496,250	$ 486,738
Spin Holdco, Inc.
Term Loan B,
3-Month LIBOR + 3.25%, 4.25% (B), 11/14/2022
	676,442	655,544

		3,826,498

Communications Equipment - 1.4%
Avaya, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 4.42% (B), 12/15/2024	617,491	583,308
Sabre Industries, Inc.
Term Loan B,
TBD, 04/15/2026 (C) (E)	250,000	246,250
Securus Technologies Holdings, Inc.
1st Lien Term Loan,
6-Month LIBOR + 4.50%, 5.50% (B), 11/01/2024	469,046	370,400

		1,199,958

Construction & Engineering - 1.1%
API Group DE, Inc.
Term Loan B,
TBD, 10/01/2026 (C) (E)	299,248	293,076
Granite Acquisition, Inc.
Term Loan B,
3-Month LIBOR + 3.50%, 4.50% (B), 12/19/2021	390,991	384,474
PowerTeam Services LLC
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 4.25% (B), 03/06/2025	252,893	241,434

		918,984

Construction Materials - 0.2%
Forterra Finance LLC
Term Loan B,
1-Month LIBOR + 3.00%, 4.00% (B), 10/25/2023	193,525	188,928

Containers & Packaging - 6.1%
Anchor Glass Container Corp.
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 3.75% (B), 12/07/2023	532,539	399,626
Ball Metalpack LLC
1st Lien Term Loan B,
3-Month LIBOR + 4.50%, 4.86% (B), 07/31/2025	702,862	660,691
Berry Global, Inc.
Term Loan Y,
TBD, 07/01/2026 (C) (E)	750,000	727,266

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Consolidated Container Co. LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 3.75% (B), 05/22/2024	$ 252,627	$ 249,154
Flex Acquisition Co., Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.00%, 4.00% (B), 12/29/2023	613,388	592,175
Term Loan,
3-Month LIBOR + 3.25%, 3.55% (B), 06/29/2025	276,341	262,352
Graham Packaging Co., Inc.
Term Loan,
TBD, 08/06/2027 (C) (E)	450,000	448,425
Liqui-Box Holdings, Inc.
Term Loan B,
3-Month LIBOR + 4.50%, 5.50% (B), 02/26/2027	250,000	207,500
Plastipak Packaging, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 2.67% (B), 10/14/2024	607,335	594,049
Printpack Holdings, Inc.
Term Loan,
1-Month LIBOR + 3.00%, 4.00% (B), 07/26/2023	605,254	593,149
Reynolds Consumer Products LLC
Term Loan,
1-Month LIBOR + 1.75%, 1.91% (B), 02/04/2027	448,875	439,991
Tosca Services LLC
Term Loan,
1-Month LIBOR + 5.00%, 6.00% (B), 12/18/2026	180,194	172,986

		5,347,364

Diversified Consumer Services - 1.7%
Pre-Paid Legal Services, Inc.
1st Lien Term Loan,
TBD, 05/01/2025 (C) (E)	375,000	360,937
USS Ultimate Holdings, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 4.75% (B), 08/25/2024	756,717	710,747
William Morris Endeavor Entertainment LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 2.92% (B), 05/18/2025	499,012	395,883

		1,467,567

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Financial Services - 1.5%
BCP Raptor II LLC
1st Lien Term Loan,
1-Month LIBOR + 4.75%, 4.91% (B), 11/03/2025	$ 435,600	$ 273,884
NBG Acquisition, Inc.
Term Loan,
3-Month LIBOR + 5.50%, 6.57% (B), 04/26/2024	990,544	371,454
Russell Investments US Institutional Holdco, Inc.
Term Loan B,
6-Month LIBOR + 2.75%, 3.82% (B), 06/01/2023	339,765	334,031
WG Partners Acquisition LLC
Term Loan B,
3-Month LIBOR + 3.50%, 4.50% (B), 11/15/2023	346,822	334,683

		1,314,052

Diversified Telecommunication Services - 1.6%
CenturyLink, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 2.41% (B), 03/15/2027	293,525	282,354
Global Tel*Link Corp.
1st Lien Term Loan,
1-Month LIBOR + 4.25%, 4.41% (B), 11/29/2025	585,422	506,390
Hargray Communications Group, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 4.00% (B), 05/16/2024	648,855	634,094

		1,422,838

Electric Utilities - 0.5%
Vistra Operations Co. LLC
1st Lien Term Loan B3,
1-Month LIBOR + 1.75%, 1.91% - 1.93% (B), 12/31/2025	401,931	395,651

Electrical Equipment - 1.1%
Electrical Components International, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.25%, 4.41% (B), 06/26/2025	323,165	271,458
VC GB Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 4.00% (B), 02/28/2024	663,817	640,584

		912,042

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Electronic Equipment, Instruments & Components - 1.5%
Badger Buyer Corp.
Term Loan B,
1-Month LIBOR + 3.50%, 4.50% (B), 09/30/2024	$ 438,053	$ 370,155
Electro Rent Corp.
1st Lien Term Loan,
3-Month LIBOR + 5.00%, 6.00% (B), 01/31/2024	655,528	645,695
GrafTech Finance, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 4.50% (B), 02/12/2025	291,965	283,207

		1,299,057

Equity Real Estate Investment Trusts - 0.9%
iStar, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 2.91% - 2.93% (B), 06/28/2023	815,609	793,180

Food & Staples Retailing - 1.9%
BJ’s Wholesale Club, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.00%, 2.18% (B), 02/03/2024	77,089	76,018
BW Gas & Convenience Holdings LLC
Term Loan,
1-Month LIBOR + 6.25%, 6.43% (B), 11/18/2024	536,250	528,206
Chef’s Warehouse Leasing Co. LLC
Term Loan,
1-Month LIBOR + 5.50%, 5.66% (B), 06/22/2025	180,768	170,826
Hostess Brands LLC
Term Loan,
1-Month LIBOR + 2.25%, 2-Month LIBOR + 2.25%, 3-Month LIBOR + 2.25%, 3.00% (B), 08/03/2025	939,832	918,686

		1,693,736

Food Products - 2.9%
8th Avenue Food & Provisions, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 3.67% (B), 10/01/2025	369,375	363,834
B&G Foods, Inc.
Term Loan B4,
1-Month LIBOR + 2.50%, 2.66% (B), 10/10/2026	547,868	539,764
Dole Food Co., Inc.
Term Loan B,
TBD, 04/06/2024 (C) (E)	469,763	457,138

	Principal	Value
LOAN ASSIGNMENTS (continued)
Food Products (continued)
Froneri International, Ltd.
Term Loan,
1-Month LIBOR + 2.25%, 2.41% (B), 01/29/2027	$ 245,000	$ 234,894
Shearer’s Foods, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 5.25% (B), 03/31/2022	977,533	968,675

		2,564,305

Health Care Equipment & Supplies - 1.3%
Carestream Dental Equipment, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 4.32% (B), 09/01/2024	1,048,763	962,240
Ortho-Clinical Diagnostics SA
Term Loan B,
1-Month LIBOR + 3.25%, 3.42% (B), 06/30/2025	177,607	171,880

		1,134,120

Health Care Providers & Services - 5.2%
AHP Health Partners, Inc.
Term Loan,
1-Month LIBOR + 4.50%, 5.50% (B), 06/30/2025	798,941	791,950
DuPage Medical Group, Ltd.
Term Loan,
1-Month LIBOR + 2.75%, 3.50% (B), 08/15/2024 (C)	483,463	464,125
HCA, Inc.
Term Loan B13,
1-Month LIBOR + 1.75%, 1.91% (B), 03/18/2026	607,948	598,829
Pathway Vet Alliance LLC
Term Loan,
1-Month LIBOR + 4.00%, 4.16% (B), 03/31/2027	230,631	225,586
Pearl Intermediate Parent LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 2.91% (B), 02/14/2025	644,340	624,205
Quorum Health Corp.
Term Loan,
3-Month LIBOR + 8.25%, 9.25% (B), 04/29/2025	672,115	625,066

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
RadNet, Inc.
Repriced Term Loan,
6-Month LIBOR + 3.75%, 4.75% (B), 06/30/2023	$ 491,326	$ 481,500
WP CityMD Bidco LLC
Term Loan B,
3-Month LIBOR + 4.50%, 6-Month LIBOR + 4.50%, 5.50% - 5.57% (B), 08/13/2026	746,250	741,431

		4,552,692

Hotels, Restaurants & Leisure - 4.0%
Affinity Gaming LLC
Term Loan,
2-Month LIBOR + 3.25%, 4.25% (B), 07/01/2023	822,340	694,192
Boyd Gaming Corp.
Term Loan A,
1-Week LIBOR + 2.75%, 3.25% (B), 09/15/2021	277,801	272,592
Caesars Resort Collection LLC
1st Lien Term Loan B,
1-Month LIBOR + 2.75%, 2.91% (B), 12/23/2024	342,696	314,668
Term Loan B1,
1-Month LIBOR + 4.50%, 3-Month LIBOR + 4.50%, 4.69% - 5.00% (B), 07/21/2025	25,000	24,083
ClubCorp Holdings, Inc.
Term Loan B,
3-Month LIBOR + 2.75%, 3.06% (B), 09/18/2024	455,367	388,713
Flynn Restaurant Group, LP
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 3.67% (B), 06/27/2025	584,499	528,972
NEP / NCP Holdco, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 3.41% (B), 10/20/2025	199,494	163,685
Penn National Gaming, Inc.
Term Loan A,
3-Month LIBOR + 3.00%, 3.75% (B), 10/19/2023	697,504	666,116
United PF Holdings LLC
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 4.31% (B), 12/30/2026	331,742	258,758
Term Loan,
3-Month LIBOR + 8.50%, 9.50% (B), 12/30/2026	200,000	196,000

		3,507,779

	Principal	Value
LOAN ASSIGNMENTS (continued)
Household Durables - 4.2%
API Heat Transfer ThermaSys Corp.
Term Loan,
3-Month LIBOR + 1.00%, PIK Rate 12.00%, Cash Rate 0.00%, 12.00%(B), 12/31/2023 (E) (F)	$ 879,303	$ 681,460
Hoffmaster Group, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 5.00% (B), 11/21/2023	477,359	389,048
Libbey Glass, Inc.
Term Loan,
3-Month LIBOR + 11.00%, 0.50% - 12.00% (B), 01/01/2021 (G)	285,704	291,855
3-Month LIBOR + 1.00%, PIK Rate 2.00%, Cash Rate 2.00%, 2.00%(B), 11/30/2020 (F) (G)	285,704	285,704
Term Loan B,
1-Month LIBOR + 3.00%, PIK Rate 2.00%, Cash Rate 3.17%, 2.00% - 3.00%(B), 04/09/2021 (F) (G)	964,644	163,989
Lifetime Brands, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 4.50% (B), 02/28/2025	531,551	494,343
SIWF Holdings, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.25%, 5.32% (B), 06/15/2025	248,731	230,905
WKI Holding Co., Inc.
Term Loan B,
1-Month LIBOR + 4.00%, 4.17% (B), 05/01/2024	1,167,162	1,108,804

		3,646,108

Household Products - 0.9%
Kronos Acquisition Holdings, Inc.
Term Loan B,
TBD, 05/15/2023 (D) (E)	0	0
Safety Products / JHC Acquisition Corp.
1st Lien Term Loan,
3-Month LIBOR + 4.50%, 5.57% (B), 06/26/2026	882,391	732,385
Delayed Draw Term Loan,
1-Month LIBOR + 4.50%, 6-Month LIBOR + 4.50%, 1.00% - 6.00% (B), 06/26/2026	47,695	39,587

		771,972

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Independent Power & Renewable Electricity Producers - 1.5%
Calpine Construction Finance Co., LP
Term Loan B,
1-Month LIBOR + 2.00%, 2.16% (B), 01/15/2025	$ 957,590	$ 928,563
Terra-Gen Finance Co. LLC
Term Loan B,
1-Month LIBOR + 4.25%, 5.25% (B), 12/09/2021	355,173	344,518

		1,273,081

Interactive Media & Services - 0.4%
Ancestry.com Operations, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 4.42% (B), 08/27/2026	340,963	329,455

IT Services - 2.2%
Flexential Intermediate Corp.
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 3.81% (B), 08/01/2024	379,077	307,052
Helios Software Holdings, Inc.
Term Loan,
6-Month LIBOR + 4.25%, 5.32% (B), 10/24/2025	497,481	481,561
Moneygram International, Inc.
Term Loan B,
2-Month LIBOR + 6.00%, 6.26% (B), 06/30/2023	434,628	410,723
Rackspace Hosting, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.00%, 4.00% (B), 11/03/2023	206,112	201,622
Vestcom Parent Holdings, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.00%, Prime Rate + 3.00%, 5.00% - 6.25% (B), 12/19/2023	510,552	482,472

		1,883,430

Leisure Products - 1.7%
Bombardier Recreational Products, Inc.
Term Loan,
1-Month LIBOR + 2.00%, 2.16% (B), 05/24/2027	495,013	471,499
Callaway Golf Co.
Term Loan B,
1-Month LIBOR + 4.50%, 4.67% (B), 01/02/2026	420,726	418,622
SP PF Buyer LLC
Term Loan,
1-Month LIBOR + 4.50%, 4.66% (B), 12/22/2025	676,095	583,132

		1,473,253

	Principal	Value
LOAN ASSIGNMENTS (continued)
Machinery - 2.9%
CTOS LLC
Term Loan B,
1-Month LIBOR + 4.25%, 4.43% (B), 04/18/2025	$ 655,961	$ 648,582
Ingersoll-Rand Services Co.
Term Loan,
1-Month LIBOR + 1.75%, 1.91% (B), 03/01/2027	249,375	238,932
Rexnord LLC
Term Loan B,
1-Month LIBOR + 1.75%, 1.92% (B), 08/21/2024	539,767	533,020
Terex Corp.
Term Loan B1,
3-Month LIBOR + 2.75%, 3.50% (B), 01/31/2024	740,625	725,813
Vertiv Group Corp.
Term Loan B,
1-Month LIBOR + 3.00%, 3.16% (B), 03/02/2027	199,500	196,175
Welbilt, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 2.66% (B), 10/23/2025	250,000	218,750

		2,561,272

Media - 6.0%
AVSC Holding Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 3-Month LIBOR + 3.25%, 6-Month LIBOR + 3.25%, 4.25% (B), 03/03/2025	446,574	316,323
Block Communications, Inc.
Term Loan,
3-Month LIBOR + 2.25%, 2.56% (B), 02/25/2027	149,625	145,011
Charter Communications Operating LLC
Term Loan B2,
1-Month LIBOR + 1.75%, 1.92% (B), 02/01/2027	698,241	680,287
CSC Holdings LLC
1st Lien Term Loan,
TBD, 07/17/2025 (C) (E)	500,000	479,375
E.W. Scripps Co.
Term Loan B,
1-Month LIBOR + 2.00%, 2.16% (B), 10/02/2024	249,359	237,452
Gray Television, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 2.42% (B), 02/07/2024	750,000	729,187

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
Meredith Corp.
Term Loan B,
3-Month LIBOR + 4.25%, 5.25% (B), 01/31/2025	$ 100,000	$ 97,625
Term Loan B2,
1-Month LIBOR + 2.50%, 2.67% (B), 01/31/2025	590,577	557,357
MH Sub I LLC
Term Loan,
3-Month LIBOR + 3.75%, 4.75% (B), 09/13/2024	150,000	145,734
Quincy Newspapers, Inc.
Term Loan B,
3-Month LIBOR + 3.00%, Prime Rate + 2.00%, 4.00% - 5.25% (B), 10/02/2022	668,038	638,811
Sinclair Television Group, Inc.
Term Loan B2B,
1-Month LIBOR + 2.50%, 2.68% (B), 09/30/2026	496,250	480,432
Terrier Media Buyer, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 4.41% (B), 12/17/2026	497,500	483,042
Virgin Media Bristol LLC
Term Loan N,
1-Month LIBOR + 2.50%, 2.67% (B), 01/31/2028	225,000	218,215

		5,208,851

Multi-Utilities - 0.6%
Solenis Holdings LLC
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 4.36% (B), 06/26/2025	496,441	481,796

Oil, Gas & Consumable Fuels - 1.7%
BCP Raptor LLC
Term Loan B,
3-Month LIBOR + 4.25%, 5.25% (B), 06/24/2024	506,574	385,756
Citgo Petroleum Corp.
Term Loan B,
TBD, 07/29/2021 (D) (E)	0	0
EG America LLC
Term Loan,
TBD, 02/07/2025 (C) (E)	250,000	237,500
Fieldwood Energy LLC
1st Lien Term Loan,
3-Month LIBOR + 5.25%, 6.25% (B), 04/11/2022 (G)	1,100,000	264,000
Phoenix Services International LLC
Term Loan,
1-Month LIBOR + 3.75%, 4.75% (B), 03/01/2025	215,793	199,069

	Principal	Value
LOAN ASSIGNMENTS (continued)
Oil, Gas & Consumable Fuels (continued)
Prairie ECI Acquiror, LP
Term Loan B,
1-Month LIBOR + 4.75%, 4.91% (B), 03/11/2026	$ 2,163	$ 1,943
Southeast PowerGen LLC
Term Loan B,
1-Month LIBOR + 3.50%, 4.50% (B), 12/02/2021	465,185	423,319

		1,511,587

Paper & Forest Products - 1.8%
Clearwater Paper Corp.
Term Loan B,
3-Month LIBOR + 3.25%, 4.25% (B), 07/26/2026	494,450	491,978
Dunn Paper, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.75%, 5.75% (B), 08/26/2022	898,735	826,836
Neenah, Inc.
Term Loan B,
3-Month LIBOR + 4.00%, 5.00% (B), 06/25/2027	75,000	74,625
Pixelle Specialty Solutions LLC
Term Loan B,
1-Month LIBOR + 6.50%, 7.50% (B), 10/31/2024	197,475	189,987

		1,583,426

Personal Products - 1.1%
Knowlton Development Corp., Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 4.06% (B), 12/22/2025	985,000	961,606

Pharmaceuticals - 1.6%
Alphabet Holding Co., Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 3.66% (B), 09/26/2024	716,907	686,439
Amneal Pharmaceuticals LLC
Term Loan B,
1-Month LIBOR + 3.50%, 3.69% (B), 05/04/2025	483,567	454,553
Elanco Animal Health, Inc.
Term Loan B,
TBD, 02/04/2027 (C) (E)	235,714	229,748

		1,370,740

Professional Services - 1.0%
Everi Payments, Inc.
Term Loan B,
3-Month LIBOR + 2.75%, 3.82% (B), 05/09/2024	888,276	841,008

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Real Estate Management & Development - 5.6%
Brookfield WEC Holdings, Inc.
Term Loan,
TBD, 08/01/2025 (C) (E)	$ 250,000	$ 244,375
CityCenter Holdings LLC
Term Loan B,
1-Month LIBOR + 2.25%, 3.00% (B), 04/18/2024	444,158	410,568
Cushman & Wakefield US Borrower LLC
Term Loan B,
1-Month LIBOR + 2.75%, 2.91% (B), 08/21/2025	965,169	921,133
RE/MAX International, Inc.
Term Loan B,
3-Month LIBOR + 2.75%, 3.50% (B), 12/15/2023	947,250	918,833
Realogy Group LLC
Term Loan A,
3-Month LIBOR + 2.25%, 2.44% (B), 02/08/2023	937,500	874,219
Redstone Buyer LLC
Term Loan,
TBD, 06/29/2027 (C) (E)	375,000	369,141
Trico Group LLC
Term Loan B,
3-Month LIBOR + 7.00%, 8.00% (B), 02/02/2024	1,224,516	1,168,393

		4,906,662

Software - 2.4%
Ceridian HCM Holding, Inc.
Term Loan B,
1-Week LIBOR + 2.50%, 2.61% (B), 04/30/2025	199,492	193,424
Epicor Software Corp.
Term Loan,
TBD, 07/29/2027 (C) (E)	250,000	249,795
MA FinanceCo. LLC
Term Loan B3,
1-Month LIBOR + 2.50%, 2.66% (B), 06/21/2024	56,003	52,670
Seattle Spinco, Inc.
Term Loan B3,
1-Month LIBOR + 2.50%, 2.66% (B), 06/21/2024	378,200	355,697
SS&C Technologies Holdings Europe SARL
Term Loan B4,
1-Month LIBOR + 1.75%, 1.91% (B), 04/16/2025	392,897	379,931

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
SS&C Technologies, Inc.
Term Loan B3,
1-Month LIBOR + 1.75%, 1.91% (B), 04/16/2025	$ 559,228	$ 540,774
Ultimate Software Group, Inc.
Term Loan B,
TBD, 05/04/2026 (C) (E)	350,000	346,544

		2,118,835

Specialty Retail - 1.7%
Bass Pro Group LLC
Term Loan B,
3-Month LIBOR + 5.00%, 6.07% (B), 09/25/2024	586,652	583,443
Men’s Wearhouse, Inc.
Term Loan B2,
1-Month LIBOR + 3.25%, 4.25% (B), 04/09/2025	967,243	187,404
Staples, Inc.
Term Loan B2,
3-Month LIBOR + 4.50%, 5.19% (B), 09/12/2024	789,519	697,737

		1,468,584

Technology Hardware, Storage & Peripherals - 0.4%
NCR Corp.
Term Loan,
1-Month LIBOR + 2.50%, 2.67% (B), 08/28/2026	397,000	383,601

Textiles, Apparel & Luxury Goods - 1.4%
Augusta Sportswear Group, Inc.
Term Loan B,
3-Month LIBOR + 4.50%, 5.50% (B), 10/26/2023	778,170	591,409
Kontoor Brands, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 4.42% (B), 05/15/2026	501,750	486,697
Varsity Brands, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 4.50% (B), 12/15/2024	185,562	147,290

		1,225,396

Wireless Telecommunication Services - 0.4%
T-Mobile USA, Inc.
Term Loan,
1-Month LIBOR + 3.00%, 3.16% (B), 04/01/2027	375,000	376,204

Total Loan Assignments (Cost $81,262,381)		73,857,699

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 0.2%
Health Care Providers & Services - 0.0%
Valitas Holdings, Inc. (H) (I) (J)	21,887	$ 0

Household Durables - 0.2%
API Heat Transfer Intermediate Corp. (I)	889,572	200,154

Software - 0.0% (K)
Avaya Holdings Corp. (L)	4	50

Total Common Stocks (Cost $316,362)		200,204

PREFERRED STOCK - 0.2%
Household Durables - 0.2%
API Heat Transfer Intermediate Corp.,
0.00% (I)	215,406	156,169

Total Preferred Stock (Cost $215,406)		156,169

EXCHANGE-TRADED FUND - 0.6%
U.S. Fixed Income Fund - 0.6%
Invesco Senior Loan ETF (M)	22,000	476,080

Total Exchange-Traded Fund (Cost $464,002)		476,080

	Principal	Value
REPURCHASE AGREEMENT - 11.9%
Fixed Income Clearing Corp., 0.00% (N), dated 07/31/2020, to be repurchased at $10,399,692 on 08/03/2020. Collateralized by a U.S. Government Obligation, 0.25%, due 06/15/2023, and with a value of $10,607,690.	$ 10,399,692	10,399,692

Total Repurchase Agreement (Cost $10,399,692)		10,399,692

Total Investments (Cost $97,429,764)		90,002,542
Net Other Assets (Liabilities) - (3.4)%		(2,962,998)

Net Assets - 100.0%		$ 87,039,544

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (O)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (P)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$4,912,698	$—	$4,912,698
Loan Assignments	—	73,857,699	—	73,857,699
Common Stocks	50	200,154	0	200,204
Preferred Stock	—	156,169	—	156,169
Exchange-Traded Fund	476,080	—	—	476,080
Repurchase Agreement	—	10,399,692	—	10,399,692

Total Investments	$476,130	$89,526,412	$0	$90,002,542

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the total value of 144A securities is $4,912,698, representing 5.4% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Rounds to less than $1 or $(1).
(E)	All or a portion of the security represents unsettled loan commitments at July 31, 2020 where the rate will be determined at time of settlement.
(F)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(G)	Restricted securities. At July 31, 2020, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Loan Assignments	Libbey Glass, Inc. Term Loan 3-Month LIBOR + 11.00%, 0.50% - 12.00%, 01/01/2021	06/03/2020	$281,921	$291,855	0.3%
Loan Assignments	Libbey Glass, Inc. Term Loan 3-Month LIBOR + 1.00%, PIK Rate 2.00%, Cash Rate 2.00%, 2.00%, 11/30/2020	06/03/2020 - 07/09/2020	81,705	285,704	0.3
Loan Assignments	Libbey Glass, Inc. Term Loan B 1-Month LIBOR + 3.00%, PIK Rate 2.00%, Cash Rate 3.17%, 2.00% - 3.00%, 04/09/2021	10/22/2014 - 07/13/2020	954,310	163,989	0.2
Loan Assignments	Fieldwood Energy LLC 1st Lien Term Loan 3-Month LIBOR + 5.25%, 6.25%, 04/11/2022	04/11/2018	1,095,930	264,000	0.3

Total			$2,413,866	$1,005,548	1.1%

(H)	Security is Level 3 of the fair value hierarchy.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2020, the total value of securities is $356,323, representing 0.4% of the Fund’s net assets.
(J)	Security deemed worthless.
(K)	Percentage rounds to less than 0.1% or (0.1)%.
(L)	Non-income producing security.
(M)	All or a portion of the security is on loan. The value of the security on loan is $476,080, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $489,500. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(N)	Rate disclosed reflects the yield at July 31, 2020.
(O)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(P)	Level 3 securities were not considered significant to the Fund.

The notes are an integral part of this report. Transamerica Funds	Page 10

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

PORTFOLIO ABBREVIATIONS:

TBD	To Be Determined
LIBOR	London Interbank Offered Rate
Prime Rate	Interest rate charged by banks to their most credit worthy customers

The notes are an integral part of this report. Transamerica Funds	Page 11

Transamerica Floating Rate

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Funds	Page 12